Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Federal
Current		$ 290,342
Less:
Loss carryforward
Deferred	(50,765)	(136,631)
State
Current
Deferred
Change in valuation allowance	50,765	136,631
Income tax provision		$ 290,342